Revenues - Schedule of Revenues from the Sale of Consoles and Disposables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	$ 1,818	$ 1,250
Systems [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	757	529
Disposables [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	$ 1,061	$ 721